Equity (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Feb. 18, 2020	Feb. 12, 2020	Oct. 19, 2019	Mar. 29, 2018	Oct. 26, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 17, 2020
Stock issued during the period new issue			1,540,000
Shares issued price per share			$ 5.00
Proceeds from initial public offering			$ 6,780,000				$ 6,780,000			$ 85,576
Payments underwriters and other fees			$ 920,000		$ 58,798		$ 920,000	920,000
Number of warrants issued			123,200				123,200
Unrecognized value							$ 60,750
Unamortized value weighted average period							9 months 3 days
Stock-based compensation							$ 3,348,143	305,133	666,504	383,966
General and administrative expenses							$ 5,129,403	1,104,036	4,244,848	4,358,131
Restricted Common Stock [Member]
Unrecognized value									$ 80,898
Unamortized value weighted average period									1 year 4 days
Employment Agreements [Member]
Proceeds from initial public offering						$ 3,000,000			$ 5,000,000
Employment Agreements [Member] | Restricted Common Stock [Member]
Stock issued during the period new issue		216,783
Board of Directors [Member]
Number of shares authorized for issuance											25,616
Stock issued during the period new issue				3,748
Consultant [Member]
Stock issued during the period new issue	75,000
Employees Directors and Consultants [Member] | Restricted Common Stock [Member]
Stock-based compensation								305,133	666,504	383,966
General and administrative expenses								301,265	78,455	380,871
Labor expense								$ 3,868	$ 2,700	$ 3,094